Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 52,845	¥ 30,533
Allowance for credit losses	(52,845)	(293)	¥ (136)
Accounts receivable, net		¥ 30,240